Average Annual Total Returns (Vanguard Limited-Term Tax-Exempt Fund Retail)	Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays 1-5 Year Municipal Bond Index Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays 1-5 Year Municipal Bond Index Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.79%	1.87%	1.79%	1.71%	1.78%	1.78%
Five Years	1.94%	2.02%	1.94%	1.94%	2.23%	2.23%
Ten Years	2.68%	2.76%	2.68%	2.66%	3.14%	3.14%